Organizations and Principal Activities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organizations and Principal Activities [Abstract]
ViEs assets percentage	88.10%	91.90%
VIEs liabilities percentage	93.60%	96.40%